Fees and Expenses	Jul. 18, 2025
Venerable Small Cap Index Fund | Venerable Small Cap Index Fund
Prospectus [Line Items]
Expense Narrative [Text Block]
II.	The table in the section of the Prospectus titled “Fund Fees and Expenses” under “FUND SUMMARY: Venerable Small Cap Index Fund” is deleted in its entirety and replaced with the following:

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class V	Class I
Management Fees	0.31%	0.31%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.14%	0.14%
Total Annual Operating Expenses	0.75%	0.45%
Less Waivers and Reimbursements[2]	(0.07%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.68%	0.45%

[1]  Based on estimated amounts for the current fiscal year.

[2] Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.68% for Class V shares and 0.45% for Class I shares. Termination or modification of these obligations prior to September

5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Expense Example Narrative [Text Block]
III.	The table in the section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable Small Cap Index Fund” is deleted in its entirety and replaced with the following:

Expense Example, With Redemption [Table]
	1 Year	3 Years
Class V	$69	$225
Class I	$46	$144

Expense Example Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Venerable International Index Fund | Venerable International Index Fund
Prospectus [Line Items]
Expense Narrative [Text Block]
IV.	The table in the section of the Prospectus titled “Fund Fees and Expenses” under “FUND SUMMARY: Venerable International Index Fund” is deleted in its entirety and replaced with the following:

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class V	Class I
Management Fees	0.30%	0.30%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.16%	0.16%
Total Annual Operating Expenses	0.76%	0.46%
Less Waivers and Reimbursements[2]	(0.06%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.70%	0.46%

[1] Based on estimated amounts for the current fiscal year.

[2] Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.70% for Class V shares and 0.46% for Class I shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Expense Example Narrative [Text Block]
V.	The table in the section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable International Index Fund” is deleted in its entirety and replaced with the following:

Expense Example, With Redemption [Table]
	1 Year	3 Years
Class V	$72	$231
Class I	$47	$148

Expense Example Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund
Prospectus [Line Items]
Expense Narrative [Text Block]
VI.	The table in the section of the Prospectus titled “Fund Fees and Expenses” under “FUND SUMMARY: Venerable World Moderate Allocation Fund” is deleted in its entirety and replaced with the following:

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Class V
Management Fees	0.05%
Distribution and/or Service Fees (12b-1 Fees)	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[1]	0.81%
Total Annual Operating Expenses	1.31%
Less Waivers and Reimbursements[2]	(0.31%)
Total Annual Operating Expenses Less Waivers and Reimbursements	1.00%

[1]  Based on estimated amounts for the current fiscal year.

[2] Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.00% for Class V shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Expense Example Narrative [Text Block]
VII.	The table in the section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable World Moderate Allocation Fund” is deleted in its entirety and replaced with the following:

Expense Example, With Redemption [Table]
	1 Year	3 Years
Class V	$102	$352

Expense Example Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund
Prospectus [Line Items]
Expense Narrative [Text Block]
VIII.	The table in the section of the Prospectus titled “Fund Fees and Expenses” under “FUND SUMMARY: Venerable World Appreciation Allocation Fund” is deleted in its entirety and replaced with the following:

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Class V
Management Fees	0.05%
Distribution and/or Service Fees (12b-1 Fees)	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[1]	0.85%
Total Annual Operating Expenses	1.35%
Less Waivers and Reimbursements[2]	(0.35%)
Total Annual Operating Expenses Less Waivers and Reimbursements	1.00%

[1] Based on estimated amounts for the current fiscal year.

[2] Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.00% for Class V shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Expense Example Narrative [Text Block]
IX.	The table in the section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable World Appreciation Allocation Fund” is deleted in its entirety and replaced with the following:

Expense Example, With Redemption [Table]
	1 Year	3 Years
Class V	$102	$357

Expense Example Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE